Statement of Changes in Stockholders Equity (Deficit) (Unaudited) - USD ($)	Total	Weijafu [Member]	Common Stock	Additional Paid-In Capital	Shares To Be Issued [Member]	Retained Earnings (Accumulated Deficit)	Accumulated other comprehensive loss
Balance, shares at Mar. 28, 2019			300,000,000
Stock issued during the year, shares			222,000
Stock issued during the year, amount	$ 222,020			$ 222,020
Stock to be issued	5,000,000				$ 5,000,000
Net loss for the period	(417,407)					$ (417,407)	$ 0
Balance, shares at Dec. 31, 2019			300,222,000
Balance, amount at Dec. 31, 2019	4,804,613		$ 0	222,020	5,000,000	(417,407)	0
Stock issued during the year, shares			5,229,498
Stock issued during the year, amount	835,500			5,835,500	(5,000,000)		0
Net loss for the period	1,307,126					1,307,126	0
Foreign currency translation adjustment	183,673						183,673
Balance, shares at Sep. 30, 2020			305,451,498
Balance, amount at Sep. 30, 2020	7,130,912		$ 0	6,057,520	0	889,719	183,673
Balance, shares at Dec. 31, 2019			300,222,000
Balance, amount at Dec. 31, 2019	$ 4,804,613		$ 0	222,020	5,000,000	(417,407)	0
Stock issued during the year, shares	305,451,498
Stock issued during the year, amount	$ 835,500		$ 5,229,498	5,835,500	(5,000,000)
Net loss for the period	2,675,037			0	0	2,675,037	0
Foreign currency translation adjustment	578,735
Balance, shares at Dec. 31, 2020			305,451,498
Balance, amount at Dec. 31, 2020	8,893,885	$ 8,893,885	$ 0	6,057,520		2,257,630	578,735
Balance, shares at Jun. 30, 2020			305,221,998
Balance, amount at Jun. 30, 2020	5,388,227		$ 0	5,222,020	78,000	148,826	(60,619)
Stock issued during the year, shares			229,500
Stock issued during the year, amount	757,500		$ 8	835,500	(78,000)		0
Net loss for the period	740,892					740,893
Foreign currency translation adjustment	244,292						244,292
Balance, shares at Sep. 30, 2020			305,451,498
Balance, amount at Sep. 30, 2020	7,130,912		$ 0	6,057,520	$ 0	889,719	183,673
Balance, shares at Dec. 31, 2020			305,451,498
Balance, amount at Dec. 31, 2020	$ 8,893,885	$ 8,893,885	$ 0	6,057,520		2,257,630	578,735
Stock issued during the year, shares	305,451,498
Net loss for the period	$ 3,904,385					3,904,385	0
Foreign currency translation adjustment	129,993						129,993
Balance, shares at Sep. 30, 2021			305,451,498
Balance, amount at Sep. 30, 2021	12,928,263		$ 0	6,057,520		6,162,015	708,728
Balance, shares at Jun. 30, 2021			305,451,498
Balance, amount at Jun. 30, 2021	11,508,164		$ 0	6,057,520		4,751,744	698,900
Net loss for the period	1,410,271					1,410,271	0
Foreign currency translation adjustment	9,828						9,828
Balance, shares at Sep. 30, 2021			305,451,498
Balance, amount at Sep. 30, 2021	$ 12,928,263		$ 0	$ 6,057,520		$ 6,162,015	$ 708,728